Label	Element	Value
Allspring Emerging Growth Fund | (Allspring Emerging Growth Fund - Classes A, C)
Prospectus [Line Items]	oef_ProspectusLineItems
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Allspring Emerging Growth Fund | (Allspring Emerging Growth Fund - Classes A, C) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.22%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 692
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,264
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,128
Allspring Emerging Growth Fund | (Allspring Emerging Growth Fund - Classes A, C) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.15%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.97%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 300
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	638
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,120
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,453
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	638
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,120
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,453

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[2]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.22% for Class A and 1.97% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.